Earnings (Loss) Per Common Share - Schedule of Earnings (Loss) Per Common Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income attributable to SLM Corporation	$ 270	$ 260	$ 543	$ 346	$ 348	$ 188	$ 292	$ 112	$ 1,418	$ 939	$ 633
Preferred stock dividends	5	5	5	5	5	5	5	5	20	20	18
Net income attributable to SLM Corporation common stock	$ 265	$ 255	$ 538	$ 341	$ 343	$ 183	$ 287	$ 107	$ 1,398	$ 919	$ 615
Denominator:
Weighted average shares used to compute basic EPS									440	476	517
Effect of dilutive securities:
Dilutive effect of stock options, non-vested deferred compensation and restricted stock, restricted stock units and Employee Stock Purchase Plan ("ESPP")									9	7	6
Dilutive potential common shares									9	7	6
Weighted average shares used to compute diluted EPS									449	483	523
Basic earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$ 0.47	$ 0.56	$ 1.14	$ 0.76	$ 0.75	$ 0.39	$ 0.59	$ 0.21	$ 2.94	$ 1.93	$ 1.12
Discontinued operations	$ 0.14	$ 0.02	$ 0.08						$ 0.24		$ 0.07
Total	$ 0.61	$ 0.58	$ 1.22	$ 0.76	$ 0.75	$ 0.39	$ 0.59	$ 0.21	$ 3.18	$ 1.93	$ 1.19
Diluted earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$ 0.47	$ 0.55	$ 1.12	$ 0.74	$ 0.74	$ 0.39	$ 0.59	$ 0.21	$ 2.89	$ 1.90	$ 1.11
Discontinued operations	$ 0.13	$ 0.02	$ 0.08						$ 0.23		$ 0.07
Total	$ 0.60	$ 0.57	$ 1.20	$ 0.74	$ 0.74	$ 0.39	$ 0.59	$ 0.21	$ 3.12	$ 1.90	$ 1.18